CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to the Equity holders of the Company	Share Capital	Share premium	Accumulated losses	Total other reserves	Non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2016	€ 38,147	€ 133	€ 509,802	€ (499,474)	€ 27,686	€ (31,728)	€ 6,419
Loss for the year	(161,579)			(161,579)		(3,779)	(165,358)
Other comprehensive loss	(1,601)				(1,601)	1,068	(533)
Total comprehensive loss for the year	(163,180)			(161,579)	(1,601)	(2,711)	(165,891)
Capital contribution (Note 13)	120,000		120,000				120,000
Share-based payments (Note 15)	26,258				26,258		26,258
Derecognition of loan from Rocket	580			580		31	611
Change in Non-controlling interests	(18,648)			(17,222)	(1,426)	18,640	(8)
Equity at end of period at Dec. 31, 2017	3,157	133	629,802	(677,695)	50,917	(15,768)	(12,611)
Loss for the year	(170,071)			(170,071)		(310)	(170,381)
Other comprehensive loss	(176)				(176)	(64)	(240)
Total comprehensive loss for the year	(170,247)			(170,071)	(176)	(374)	(170,621)
Capital contribution (Note 13)	215,985		215,985			36	216,021
Share-based payments (Note 15)	17,256				17,256	153	17,409
Buy back of shares from non-controlling interests	(350)			(350)			(350)
Change in Non-controlling interests	(15,836)			(13,932)	(1,904)	15,836
Equity at end of period at Dec. 31, 2018	49,965	133	845,787	(862,048)	66,093	(117)	49,848
Loss for the year	(226,689)			(226,689)		(376)	(227,065)
Other comprehensive loss	730				730		730
Total comprehensive loss for the year	(225,959)			(226,689)	730	(376)	(226,335)
Capital contribution (Note 13)	329,172	156,683	172,489				329,172
Share-based payments (Note 15)	37,267				37,267		37,267
Equity transaction cost	(7,357)			(7,357)			(7,357)
Change in Non-controlling interests	(16)			(40)	24	(5)	(21)
Equity at end of period at Dec. 31, 2019	€ 183,072	€ 156,816	€ 1,018,276	€ (1,096,134)	€ 104,114	€ (498)	€ 182,574